NET LOSS PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Net Profit (Loss) Per Share [Line Items]
NET LOSS PER SHARE
NOTE 8  - NET LOSS PER SHARE:

The following table sets forth the computation of basic and diluted net loss per share attributable to ordinary shareholders for the periods presented (USD in thousands, except per share data):

	Six months ended June 30		Three months ended June 30
	2025	2024	2025	2024
Numerator:
Net loss	$4,238	$2,912	$2,503	$1,489
Net loss attributable to ordinary shareholders, basic and diluted:	$4,238	$2,845	$2,503	$1,472
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	516,110	7,466	579,523	7,442
Net loss per share attributable to ordinary shareholders, basic and diluted	$8.21	$381.09	$4.32	$197.80

Basic loss per share is computed on the basis of the net loss for the period divided by the weighted average number of ordinary shares outstanding during the period, including fully vested pre-funded options for the Company’s ordinary shares at an exercise price of $0.339  or 0.339 NIS per share, as well as pre-funded warrants with an exercise price of $0.0015 per share as the Company considers these shares to be exercised for little to no additional consideration.

As of June 30, 2025 and June 30, 2024, the basic loss per share calculation included a weighted average number of 7 and 291, respectively, of fully vested pre-funded options. As the inclusion of other potential ordinary shares equivalents in the calculation would be anti-dilutive for all periods presented, diluted net loss per share is the same as basic net loss per share.

The following instruments were not included in the computation of diluted earnings per share because of their anti-dilutive effect:

For the period ended on June 30, 2025

-	Warrants to purchase Ordinary Shares (see also Note 4).
-	Share-based compensation;
-	Promissory Notes (see also Note 5).

For the period ended on June 30, 2024:

-	Redeemable convertible preferred shares;
-	Warrants to purchase redeemable convertible preferred shares;
-	Share-based compensation;

NOTE 13  - NET LOSS PER SHARE:

The following table sets forth the computation of basic and diluted net loss per share attributable to ordinary shareholders for the periods presented (USD in thousands, except per share data):

	Year ended December 31
	2024	2023
Numerator:
Net loss for the year	$16,519	$5,108
Net loss attributable to ordinary shareholders:
Basic and diluted	$16,443	$4,942
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	41,635	7,493

Net loss per share attributable to ordinary shareholders, basic and diluted	$394.94	$659.55

Basic loss per share is computed on the basis of the net loss for the period divided by the weighted average number of ordinary shares outstanding during the period, and fully vested pre-funded options for the Company’s (or Silexion’s, as applicable) ordinary shares at an exercise price of $0.339 or 0.339 NIS per share, as the Company (or Silexion, as applicable) considers these shares to be exercised for little to no additional consideration.

As of December 31, 2024 and 2023, the basic loss per share calculation included a weighted average number of 139 and 977, respectively, fully vested pre-funded options.

The following instruments were not included in the computation of diluted earnings per share because of their anti-dilutive effect:

-	Redeemable convertible preferred shares (see Note 9);
-	Warrants to purchase redeemable convertible preferred shares (see Note 8);
-	Share-based compensation issuable for substantial consideration (see Note 11);
-	Warrants to purchase ordinary shares (which were originally SPAC warrants (see Note 3));
-	Underwriters Promissory Note and Related Party Promissory Note (see Note 3);
-	ELOC financing (see Note 3);

As such, diluted net loss per share is the same as basic net loss per share.